Related party transactions (Details) - Schedule of related party transaction - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	SFr 946,449	SFr 570,623	SFr 888,660
Post-employee benefits years	29,467	26,870	42,560
Share Bonuses	902,817
Share-based payment charge	240,408	261,988	159,235
Total	2,119,141	859,481	1,090,455
Executive Management [Member]
Related party transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	781,204	407,147	717,905
Post-employee benefits years	29,467	26,870	42,560
Share Bonuses	902,817
Share-based payment charge	192,362	204,840	109,912
Total	1,905,850	638,857	870,377
Board of Directors [Member]
Related party transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	165,245	163,476	170,755
Post-employee benefits years
Share Bonuses
Share-based payment charge	48,046	57,148	49,323
Total	SFr 213,291	SFr 220,624	SFr 220,078